Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rates	$ 3,252,331		$ 3,282,876
Floating interest rates	2,895,967		2,432,680
Loans and Leases Receivable	$ 6,148,298	[1]	$ 5,715,556	[1]

[1]	Current ratings as of December 31, 2013 and 2012, respectively.